AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 15, 2001


                                                              FILE NOS. 2-90519
                                                                       811-4007
     ==========================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                              -------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 41

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                AMENDMENT NO. 42

               SMITH BARNEY TRUST II (FORMERLY CITIFUNDS TRUST II)* (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   125 BROAD STREET, NEW YORK, NEW YORK 10004
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

                               ROBERT I. FRENKEL
                           CITIGROUP ASSET MANAGEMENT
                   666 THIRD AVENUE, NEW YORK, NEW YORK 10103
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                                ROGER P. JOSEPH
                      BINGHAM DANA LLP, 150 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110

                              -------------------

It is proposed that this filing will become effective in 60 days pursuant to paragraph (a) of Rule 485.


* This filing relates solely to shares of the Trust's series Smith Barney Investors Value Fund (formerly, Smith Barney Research Fund).

                                Explanatory Note

         Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-90519) and Amendment No. 41 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-04007) pursuant to Rule 485(a) on August 17, 2001 (Accession No. 0000950156-01-500315) are herein incorporated by reference. This filing is being made pursuant to Rule 485(a)(1) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until December 14, 2001.

                                     PART C

Item 23.  Exhibits.

                    a Amended and Restated Declaration of Trust of the Registrant

                    b    Amended and Restated By-Laws of the Registrant

               ***  d(1) Management Agreement between the Registrant and
                         Citibank, N.A., as manager to Smith Barney Small Cap Growth Opportunities Fund

               ***  d(2) Management Agreement between the Registrant and
                         Citibank, N.A., as manager to Smith Barney Diversified Large Cap Growth Fund

               +    d(3) Form of Management Agreement between the
                         Registrant and Smith Barney Fund Management LLC as the manager to Smith Barney Investors Value Fund

          ********* e    Distribution Agreement between the Registrant
                         and Salomon Smith Barney Inc., as distributor with respect to the shares of each class of each series of the Registrant and  **********

               **   g    Custodian Contract between the Registrant and State
                         Street Bank and Trust Company ("State Street"), as custodian

        **********  h(1) Transfer Agency and Services Agreement
                         between the Registrant, with respect to its series, and Citi Fiduciary Trust Company, as transfer agent

               **   h(2) Accounting Services Agreement between the
                         Registrant and State Street, as fund accounting agent

          ********* h(3) Sub-Transfer Agency and Services Agreement
                         between the Registrant and PFPC Global Fund Services

               +    h(4) Form of Letter Agreement adding Smith Barney
                         Investors Value Fund to the Transfer Agency and Services Agreement between the Registrant and Citi Fiduciary Trust Company

               **** i    Opinion and consent of counsel

          ********* m(1) Amended and Restated Service Plan of the
                         Registrant for Class A shares of Smith Barney Small Cap Growth Opportunities Fund and Smith Barney Diversified Large Cap Growth Fund

          ********* m(2) Service Plan of the Registrant for Class B
                         shares of Smith Barney Small Cap Growth Opportunities Fund and Smith Barney Diversified Large Cap Growth Fund

          ********* m(3) Service Plan of the Registrant for Class L
                         shares of Smith Barney Small Cap Growth Opportunities Fund and Smith Barney Diversified Large Cap Growth Fund

               +    m(4) Service Plan of the Registrant for Class A, B and
                         L shares of Smith Barney Investors Value Fund

             ****** o    Multiple Class Plan of the Registrant

          ********* p(1) Code of Ethics of Registrant, Citi Fund
                         Management Inc. and Smith Barney Fund Management LLC

          ********* p(2) Code of Ethics of Salomon Smith Barney Inc.

       ***, ******* q(1) Powers of Attorney for the Registrant

       and  *********

           ******** q(2) Powers of Attorney for The Premium Portfolios

       and  *********

 -------------------

                    * Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 28, 1997.

                     ** Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on October 24, 1997.

                    *** Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on June 29, 1998.

                   **** Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 16, 1998.

                  ***** Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 21, 1998.

                 ****** Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on March 1, 1999.

                ******* Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 29, 1999.

               ******** Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 28, 2000.

              *********  Incorporated herein by reference to
                         Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on June 16, 2000.

             **********  Incorporated herein by reference to
                         Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 29, 2000.

            ***********  Incorporated herein by reference to
                         Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 15, 2001.

           ************  Incorporated herein by reference to
                         Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on May 31, 2001.

                      + Incorporated herein by reference to Post-Effective Amendment No. 40 of the Registrant's Registration Statement on Form N-1A (File No. 2-95019) as filed with the Securities and Exchange Commission on August 17, 2001.

Item 24.  Persons Controlled by or under Common Control with Registrant.

                  Not applicable.

Item 25.  Indemnification.

                  Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed herewith; (b) Section 6 of the Distribution Agreement between the Registrant and Salomon Smith Barney Inc., filed as Exhibits to this Post-Effective Amendments No. 34 and 35 to its Registration Statement on Form N-1A; and (c) undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

                  The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

                  Citi Fund Management Inc. (formerly known as Citigroup Mutual Fund Management Inc.) ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly owned subsidiary of Smith Barney Fund Management LLC, which in turn is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940.

                  The list required by this Item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 Act (the "Advisers Act") (SEC File No. 801-60004).

                  Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC). Smith Barney Fund Management was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. Smith Barney Fund Management is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. Smith Barney Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940.

                  The list required by this Item 26 of officers and directors of Smith Barney Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Smith Barney Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-
8314).

Item 27.  Principal Underwriters.

                  (a) Salomon Smith Barney Inc., the Registrant's distributor, is also the distributor for the following Citi funds: Citi(R) National Tax Free Income Fund, Citi(R) California Tax Free Income Fund, Citi(R) New York Tax Free Income Fund, Citi(R) Short-Term U.S. Government Income Fund, Citi(R) Cash

Reserves, Citi(R) U.S. Treasury Reserves, Citi(R) Tax Free Reserves, Citi(R) New York Tax Free Reserves, Citi(R) California Tax Free Reserves, Citi(R) Connecticut Tax Free Reserves, Citi(R) Premium Liquid Reserves; Citi(R) Premium U.S. Treasury Reserves, Citi(R) Institutional Liquid Reserves, Citi(R) Institutional U.S. Treasury Reserves, Citi(R) Institutional Tax Free Reserves, and Citi(R) Institutional Cash Reserves. Salmon Smith Barney Inc. is also the placement agent for Government Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Cash Reserves Portfolio, Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio.

                  Salomon Smith Barney is also the distributor for the following Smith Barney funds: Smith Barney International Large Cap Fund, Smith Barney Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

                  (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

                  (c)      Not applicable.

Item 28.  Location of Accounts and Records.

                  The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

          NAME                                                     ADDRESS

          Salomon Smith Barney, Inc.               388 Greenwich Street
           (distributor)                           New York, NY 10013

          State Street Bank and Trust Company      1776 Heritage Drive
          (custodian and fund accounting agent)    North Quincy, MA 02171

          Citi Fiduciary Trust Company             388 Greenwich Street
          (transfer agent)                         New York, NY 10013

          PFPC Global Fund Services                P.O. Box 9699
          (sub-transfer agent)                     Providence, RI 02940

          Citi Fund Management Inc.                100 First Stamford Place
          (manager)                                Stamford CT

          Smith Barney Fund Management LLC         388 Greenwich Street
          (manager)                                New York, NY 10013

Item 29.  Management Services.

                  Not applicable.

Item 30.  Undertakings.

                  Not applicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 15th day of October, 2001.

                                        SMITH BARNEY TRUST II,
                                        on behalf of Smith Barney Investors
                                        Value Fund

                                        By: Thomas C. Mandia

                                        Thomas C. Mandia
                                        Assistant Secretary

                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on October 15, 2001.

        Signature                                      Title

        --------------------                           --------------------

        Irving David*                                  Controller

        --------------------
        Irving David

        Riley C. Gilley*                               Trustee

        --------------------
        Riley C. Gilley

        Diana R. Harrington*                           Trustee

        --------------------
        Diana R. Harrington

        Susan B. Kerley*                               Trustee

        --------------------
        Susan B. Kerley

        Heath B. McLendon*                             President and Trustee

        --------------------
        Heath B. McLendon

        C. Oscar Morong, Jr.*                          Trustee

        --------------------
        C. Oscar Morong, Jr.

        E. Kirby Warren*                               Trustee

        --------------------
        E. Kirby Warren


*By: Thomas C. Mandia

--------------------
Thomas C. Mandia
Executed by Thomas C. Mandia on behalf of those indicated pursuant to Powers of Attorney.

                                 EXHIBIT INDEX


         a    Amended and Restated Declaration of Trust of the Registrant

         b    Amended and Restated By-Laws of the Registrant